Commitments and Contingent Liabilities (Schedule of Product Warranties) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Commitments and Contingent Liabilities
Balance at beginning of year	¥ 51,306	¥ 41,478
Change in consolidated subsidiaries		4,253
Liabilities accrued for warranties issued during the period	47,644	51,704
Warranty claims paid during the period	(35,885)	(45,489)
Changes in liabilities for pre-existing warranties during the period, including expirations	(7,761)	(640)
Balance at end of year	¥ 55,304	¥ 51,306